Cromwell Foresight Global Infrastructure Fund
Schedules of Investments
March 31, 2026 (Unaudited)
1
Shares Value
COMMON STOCKS - 75 .2%
Digital Infrastructure - 10 .3%
Cellnex Telecom SA
(a)
.................................................................. 67,199 $ 2,153,943
Chorus Ltd. ........................................................................... 197,496 1,059,018
Cordiant Digital Infrastructure Ltd. ........................................................ 773,743 1,035,047
Infrastrutture Wireless Italiane SpA
(a)
..................................................... 146,382 1,164,483
5,412,491
Diversified Infrastructure - 10 .1%
3i Infrastructure PLC ................................................................... 330,369 1,460,241
Infratil Ltd. ............................................................................ 343,596 2,299,899
International Public Partnerships Ltd. ..................................................... 641,898 1,085,150
Sequoia Economic Infrastructure Income Fund Ltd. ........................................ 466,451 472,199
5,317,489
Electrical Utilities - 14 .6%
Elia Group SA ......................................................................... 10,639 1,628,981
Exelon Corp. .......................................................................... 31,778 1,557,758
Hydro One Ltd.
(a)
....................................................................... 12,708 523,145
National Grid PLC ..................................................................... 141,376 2,377,605
SSE PLC ............................................................................. 47,372 1,631,521
7,719,010
Health Care - 2 .3%
Chartwell Retirement Residences ....................................................... 83,648 1,205,974
Renewable Energy - 22 .0%
Boralex, Inc. - Class A .................................................................. 84,532 2,219,378
Brookfield Renewable Partners LP ....................................................... 61,631 2,004,095
Clearway Energy, Inc. - Class C ......................................................... 54,179 2,128,693
Greencoat UK Wind PLC ............................................................... 912,846 1,167,657
Grenergy Renovables SA
(b)
............................................................. 8,982 1,191,659
Northland Power, Inc. .................................................................. 108,330 1,811,775
Renewables Infrastructure Group Ltd. .................................................... 1,300,926 1,100,810
11,624,067
Transport - 8 .6%
Canadian National Railway Co. .......................................................... 13,006 1,334,384
Canadian Pacific Kansas City Ltd. ....................................................... 16,359 1,283,236
Transurban Group ..................................................................... 198,740 1,924,487
4,542,107
Utilities - 7 .3%
American Water Works Co., Inc. ......................................................... 7,931 1,079,330
Severn Trent PLC ...................................................................... 32,611 1,332,544
Terna - Rete Elettrica Nazionale ......................................................... 127,567 1,454,429
3,866,303
TOTAL COMMON STOCKS (Cost $ 35,519,251 ) ........................................................... 39,687,441

Cromwell Foresight Global Infrastructure Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
REAL ESTATE INVESTMENT TRUSTS - 22 .0%
Digital Infrastructure - 13 .6%
American Tower Corp. .................................................................. 9,601 $ 1,656,941
Crown Castle, Inc. ..................................................................... 12,565 1,021,660
Digital Realty Trust, Inc. ................................................................ 11,244 2,026,281
Equinix, Inc. ........................................................................... 2,547 2,496,671
7,201,553
Diversified Infrastructure - 1 .6%
Easterly Government Properties, Inc. .................................................... 38,561 826,362
Health Care - 6 .8%
Healthpeak Properties, Inc. ............................................................. 81,979 1,346,915
Primary Health Properties PLC .......................................................... 599,765 718,542
Ventas, Inc. ........................................................................... 18,354 1,500,990
3,566,447
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $ 10,850,176 ) .......................................... 11,594,362
TOTAL INVESTMENTS - 97 .2% (Cost $ 46,369,427 ) ....................................................... $ 51,281,803
Other Assets in Excess of Liabilities - 2 .8% ................................................................ 1,496,163
TOTAL NET ASSETS - 100% ...........................................................................
$ 52,777,966
Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SA - Sociedad Anónima
SpA - Societa per Azioni
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $3,841,571 or 7.3% of the Fund’s net assets.
(b)
Non-income producing security.